INVESTMENT IN JOINT VENTURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 719,808	$ 516,301	$ 213,372	$ 82,752
Total current assets	1,020,880	866,758
Other current liabilities (including trade payables)	(149,288)	(127,377)
Total current liabilities	199,916	188,395
Non-current
Assets	3,282,589	3,174,200
Net assets	(5,172)	(4,933)	12,866
Interest income	6,018	1,553	112
Interest expense	3,107	3,193	4,411
Profit and total comprehensive income for the period	335,030	295,827	213,786
Profit for the period	335,047	294,221	212,775
Interest in joint venture at 50.1%	(2,069)	(1,973)
Funding classified as long term debt by joint venture recorded in ‘other investments in joint ventures’	50,109	34,423	45,940
Carrying value	1,490,719	1,448,634	1,473,256
Kibali Jersey Limited [Member]
Current assets
Cash and cash equivalents	3,288	18,865	21,373
Total current assets	169,536	198,453	280,740
Other current liabilities (including trade payables)	(104,633)	(131,859)	(117,083)
Total current liabilities	114,221	143,398	134,372
Non-current
Assets	2,833,977	2,805,020	2,754,022
Interest income	4,147	4,735	4,818
Interest expense	5,478	5,298	5,376
Profit and total comprehensive income for the period	13,951	49,703	141,129
Profit for the period	13,984	49,690	137,985
Funding classified as long term debt by joint venture recorded in ‘other investments in joint ventures’	25,577	28,830	31,086
Carrying value	25,832	28,972	31,375
Kibali Jersey Limited [Member] | KAS Limited [Member]
Current assets
Cash and cash equivalents	2,039	1,167	1,222
Other current assets (excluding cash)	1,649	10,061	10,584
Total current assets	3,688	11,228	11,806
Other current liabilities (including trade payables)	(1,505)	(1,457)	(1,653)
Total current liabilities	(1,505)	(1,457)	(1,653)
Non-current
Assets	48,065	46,707	51,718
Financial liabilities	(49,739)	(56,195)	(61,295)
Net assets	509	283	576
Operating (loss)/profit	(39)	(21)	234
Interest income	3,959	4,489	4,802
Interest expense	(3,695)	(4,210)	(4,500)
Profit and total comprehensive income for the period	225	258	536
Dividends received from joint venture	0	550	0
Profit for the period	225	258	536
Dividends received	0	(550)	0
Interest in joint venture at 50.1%	255	142	289
Funding classified as long term debt by joint venture recorded in ‘other investments in joint ventures’	25,577	28,830	31,086
Carrying value	$ 25,832	$ 28,972	$ 31,375